Earnings Per Common Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Common Share
2. Earnings Per Common Share

Basic earnings per share is the amount of earnings (adjusted for dividends declared on our preferred stock) available to each Common Share outstanding during the reporting periods. Diluted earnings per share is the amount of earnings available to each Common Share outstanding during the reporting periods adjusted to include the effects of potentially dilutive Common Shares. Potentially dilutive Common Shares include stock options and other stock-based awards. Potentially dilutive Common Shares are excluded from the computation of diluted earnings per share in the periods where the effect would be antidilutive.

Our basic and diluted earnings per Common Share are calculated as follows:

Year ended December 31,
Dollars in millions, except per share amounts	2025	2024	2023
EARNINGS
Income (loss) from continuing operations	$1,828	$(163)	$964
Less: Dividends on preferred stock	143	143	143
Income (loss) from continuing operations attributable to Key common shareholders	1,685	(306)	821
Income (loss) from discontinued operations, net of taxes	1	2	3
Net income (loss) attributable to Key common shareholders	$1,686	$(304)	$824
WEIGHTED-AVERAGE COMMON SHARES
Weighted-average Common Shares outstanding (000)	1,098,558	949,561	927,217
Effect of common share options and other stock awards(a)	9,436	—	5,542
Weighted-average common shares and potential Common Shares outstanding (000) (b)	1,107,994	949,561	932,759
EARNINGS PER COMMON SHARE
Income (loss) from continuing operations attributable to Key common shareholders	$1.53	$(.32)	$.88
Income (loss) from discontinued operations, net of taxes	—	—	—
Net income (loss) attributable to Key common shareholders (c)	1.53	(.32)	.89
Income (loss) from continuing operations attributable to Key common shareholders — assuming dilution	1.52	(.32)	.88
Income (loss) from discontinued operations, net of taxes — assuming dilution	—	—	—
Net income (loss) attributable to Key common shareholders — assuming dilution (c)	1.52	(.32)	.88
(a)For periods ended in a loss from continuing operations attributable to Key common shareholders, anti-dilutive instruments have been excluded from the calculation of diluted earnings per share.
(b)Assumes conversion of Common Share options and other stock awards and/or convertible preferred stock, as applicable.
(c)EPS may not foot due to rounding.